Properties and Equipment - Carried at Cost (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost		$ 8,415	$ 4,802
Accumulated depreciation, depletion and amortization		(1,893)	(1,407)
Properties and equipment-net		6,522	3,395
Proved properties
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost	[1],[2]	5,520	3,852
Unproved Properties
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost	[1],[3]	2,342	349
Gathering, Processing and Other Facilities
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost	[1]	$ 217	102
Gathering, Processing and Other Facilities | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life (years)	[1]	15 years
Gathering, Processing and Other Facilities | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life (years)	[1]	25 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost	[1],[3]	$ 198	368
Other
Property, Plant and Equipment [Line Items]
Properties and equipment-net, at cost	[1]	$ 138	$ 131
Other | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life (years)	[1]	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life (years)	[1]	40 years

[1]	Estimated useful lives are presented as of December 31, 2015.
[2]	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).
[3]	Unproved properties and construction in progress are not yet subject to depreciation and depletion.